Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001641281
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	BOLT BIOTHERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39988
Entity Tax Identification Number	47-2804636
Entity Address, Address Line One	900 Chesapeake Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	665-9295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	BOLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true